Summary of material information on accounting policies	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of material information on accounting policies

3	Summary of material information on accounting policies

The material information of the accounting policies applied in the preparation of these consolidated financial statements are defined below and have been applied consistently in all years presented.

•	Reclassification – Performance Agreements (current and non-curret liabilities)

Given the relevance of the performance agreements, the Company segregated the respective amounts previously recorded under “other liabilities” in current and noncurrent liabilities for the year ended December 31, 2024 (including the comparative information for December 31, 2023), to the “performance agreements” line item in current and noncurrent liabilities, as shown below:

Liabilities	Note	December 31, 2023	Reclassification	December 31, 2023 (Reclassified)
Current
Performance agreements	15 (g)	-	634,501	634,501
Other liabilities		853,424	(634,501)	218,923

Noncurrent
Performance agreements	15 (g)	-	168,298	168,298
Other liabilities		406,027	(168,298)	237,729

3.1	Consolidation

The Company controls an entity when (i) it has power over the investee; (ii) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (iii) it has the ability to use its power to affect its returns.

When the Company does not hold the majority of voting rights in an investee, it will have power over the investee when the voting rights are sufficient to give it the practical ability to unilaterally conduct the relevant activities of the investee. When assessing whether SABESP's voting rights in an investee are sufficient to give it power, the Company considers all relevant facts and circumstances, including (i) the Company's proportionate interest in voting rights regarding the interests of other voting right holders; (ii) potential voting rights held by the Company, other voting right holders, or other parties; (iii) rights arising from other contractual agreements; and (iv) any additional facts and circumstances that indicate whether the Company has the ability to conduct the relevant activities of the investee.

The financial statements of the subsidiary are included in the consolidated financial statements from the date the Company obtains control until the date when such control ceases to exist. Revenues and expenses of a subsidiary acquired or disposed of during the fiscal year are included in the results from the date the Company obtains control until the date when the Company ceases to control the subsidiary.

The subsidiary's financial statements have been prepared for the same reporting date as the parent company.

All intragroup balances, revenues, expenses, and unrealized gains and losses from intragroup transactions have been eliminated. Other comprehensive results of the parent company, where applicable, will be directly recorded in the Company’s equity, under “other comprehensive results”.

As of December 31, 2024 and 2023, SABESP held 100% of direct interest in Sabesp Olímpia S/A.

3.2	Cash and cash equivalents

Cash and cash equivalents include cash in hand, bank deposits, overdraft accounts and other short-term highly liquid investments with maturities and intention of use by the Company’s Management in a period lower than three months.

3.3	Financial assets and liabilities

Financial assets - Classification

The Company classifies its financial assets according to the following categories: measured at amortized cost, measured at fair value through other comprehensive income, and measured at fair value through profit or loss. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of the financial assets at inception. As of December 31, 2024, the Company had financial assets classified in the three categories mentioned above and as of December 31, 2023, they were classified under amortized costs only.

Amortized cost

This category includes financial assets that meet the following conditions (i) assets held within the business model to hold financial assets to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortized cost are recorded at fair value and subsequently at amortized cost, under the effective interest rate method, except for trade receivables, which are initially measured at transaction price, as it contains no financing items, and are subsequently measured at amortized cost.

Fair value through other comprehensive income

In this category, the changes in assets and liabilities of the fair value of derivative instruments designated as cash flow hedge used by the Company to protect against the risk and variability of future cash flows from financing denominated in U.S. dollars are recognized.

Fair value through profit or loss

In this category, the changes in assets and liabilities of the fair value of derivative instruments designated as fair value used by the Company to protect against the risk and variability of financing denominated in Yen are recognized.

Financial liabilities - Classification

The Company classifies its financial liabilities as measured at amortized cost or at fair value through profit or loss. The classification depends on the purpose for which the financial liabilities were assumed. As of December 31, 2024, the Company had financial liabilities classified in the two categories mentioned above and as of December 31, 2023, they were classified under amortized cost only.

Amortized cost

This category includes balances payable to contractors and suppliers, borrowings and financing in local currency, services payable, balances payable under Public-Private Partnerships (PPPs) and program and contract commitments.

The effective interest rate method is adopted to calculate the amortized cost of a financial liability and allocate its interest expense under the respective period. The effective interest rate exactly deducts the estimated future cash flows (including fees, transaction costs, and other issue costs) over the estimated life of the financial liability or, when appropriate, during a shorter period, for the initial recognition of the net carrying amount.

Fair value through profit or loss

In this category, the financings denominated in U.S. dollars and Yen for which the Company contracted derivative instruments designated as cash flow hedge and fair value hedge, respectively, to protect against the risk and variability in future cash flows are recognized.

Derivative financial instruments and hedge accounting

Since 2024, the Company has been entering into foreign currency swap derivative financial instruments ("Cross currency interest rate swap") to hedge its financing denominated in foreign currency (U.S. dollar and Japanese yen). Initially, derivatives are recognized at fair value on the contract date and are subsequently remeasured at fair value. The method used for recognizing gains or losses in either profit or loss for the year or in other comprehensive income depends on whether the derivative is designated as a hedging instrument in cases where hedge accounting is applied. If so, the method depends on the nature of the item being hedged.

Starting in December 2024, the Company adopted hedge accounting and designated swap derivatives contracted as fair value hedge and cash flow hedge to protect financing denominated in foreign currency (U.S. dollar and yen).

a)	Fair value hedge

The Company applies fair value hedge accounting to protect against the risk of fixed-rate financing denominated in foreign currency (Yen). The gain or (loss) resulting from changes in the fair value of derivatives designated and qualified as fair value hedge is recorded in the income statement under "Financial income (expenses), net", along with any changes in the fair value of the hedged financing liability. The gain or loss related to the ineffective portion of the hedge is also recognized in the income statement under "Financial income (expenses), net”.

See details in Note 5.1 (d).

b)	Cash flow hedge

The Company applies cash flow hedge accounting to protect against the risk of floating-rate financing denominated in foreign currency (U.S. dollar). Changes in the fair value of derivatives designated and qualified as cash flow hedges are recorded and accumulated under "Other Comprehensive Income (OCI)" in equity, along with changes in the fair value of the hedged financing liability, calculated at present value from the date the hedging instrument is designated.

See details in Note 5.1 (d).

c)	Hedge ineffectiveness

Hedge ineffectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure an economic relationship exists between the hedged item and the hedging instrument. The Company contracts derivatives with critical terms similar to those of the hedged items, such as reference rate, reset dates, payment dates, maturities, and notional amount.

Hedge ineffectiveness in interest rate swaps is assessed by the Company and may arise due to (i) credit valuation adjustments/debit valuation adjustments on interest rate swaps that are not matched by the borrowing; and (ii) differences in key terms between interest rate swaps and borrowings.

d)	Derivatives measured at fair value through profit or loss

Where applicable, when certain derivative instruments do not qualify for hedge accounting, changes in the fair value of any of these derivative instruments are recognized immediately in the income statement under "Other operating income (expenses), net”.

Impairment of financial assets

•	Accounts receivable

Due to the characteristics of the Company’s accounts receivable such as (i) insignificant financial component; (ii) non-complex receivables portfolio; and (iii) low credit risk, the simplified approach of expected credit loss, was adopted – it consists of recognizing the expected credit loss based on the asset’s useful life.

The methodology to calculate the allowance for doubtful accounts consisted of using an estimate calculated based on the average default observed in the last 36 months, per maturity range, in addition to estimating the recovery of credits overdue for more than 360 days, based on the track record of the last three years. It also considered the category of private and public customers and segregated accounts receivable among the regular consumption accounts and agreements. The Company concluded correlation analyses between macroeconomic indicators—Gross Domestic Product (GDP), Unemployment Rate, and the Extended Consumer Price Index (IPCA)—and its historical delinquency rates and found no significant impact on the calculation of expected losses.

•	Deposit transactions and financial investments measured at amortized cost

The Company analyzes changes in the rates of investments in bank deposit certificates and information obtained from regulatory agencies about the financial institutions. The likelihood of delinquency over 12 months was based on historical data provided by credit rating agencies for each credit level and analyzed in terms of sensitivity based on current returns.

These deposits and financial investments are subject to an insignificant risk of change in value.

3.4	Operating revenue

(a)	Revenue from sanitation services

Revenue from water supply and sanitation services are recognized as water is consumed and services are provided. Revenues, including unbilled revenues, are recognized at the fair value of the consideration received or receivable for the rendering of those services. Revenue is shown net of value-added tax, rebates and discounts. Unbilled revenues represent incurred revenues in which the services were provided, but not yet billed until the end of each period and are recorded as trade receivables based on monthly estimates of the completed services.

Revenues are recognized based on IFRS 15 Revenue from Contracts with Customers, which establishes a five-step model applicable to revenue from a contract with a customer. Revenues are recognized when: i) it identifies contracts with customers; ii) it identifies the different contract obligations; iii) it determines the transaction price; iv) it allocates the transaction price to the performance obligations in the contracts; and (v) it satisfies all performance obligations. Disputed amounts are recognized as revenue when collected.

(b)	Construction revenue

Revenue from construction is recognized in accordance with IFRS 15 (Revenue from Contracts with Customers) and IFRIC 12 (Service Concession Arrengements), as all performance obligations are satisfied over time. During the construction of the contract, an asset is classified as a contract asset, in which the Company estimates that the fair value of its consideration is equivalent to expected construction costs plus margin. The fee represents the additional margin related to the work performed by the Company in relation to such construction contracts and it is added to construction costs, resulting in the construction revenue.

(c)	Revenue from the adjustment of the financial asstes (indemnity)

Update of assets classified as financial assets (indemnity), as described in Note 3.10 (b). The amounts are recognized based on the difference between the fair value adjustment of assets, using the Extended National Consumer Price Index (IPCA), and the amortized cost of the bifurcated intangible asset.

3.5	Trade receivables and allowance for doubtful accounts

Trade receivables are amounts due from customers for services performed in the ordinary course of business. These are classified as current assets, except when maturity exceeds 12 months after the end of the reporting date, when they are presented as noncurrent assets.

The Company establishes an allowance for doubtful accounts for receivable balances at an amount that Management considers to be sufficient to cover eventual losses, as described in Note 3.3.

3.6	Inventories

Inventories comprise supplies for consumption and maintenance of the water and sewage systems and are stated at the lowest between the average cost of acquisition or realizable value and are classified in current assets.

3.7	Investment properties

Investment properties are recorded at the acquisition or construction cost, less accumulated depreciation, except for the land group, calculated by the straight-line method at rates that consider the estimated useful life of the assets. Expenditures related to repairs and maintenance are recorded in the income statement when incurred.

The Company also maintains some assets for undetermined use in the future, i.e. it is not defined whether they will be used in the operation or sold in the short term during the ordinary course of business.

3.8	Contract Assets

Contract Assets (construction work in progress) represent the right to consideration in exchange for goods or services transferred to customers. As established by IFRS 15 - Revenue from Contracts with Customers, assets subject to the concession under construction, recorded under the scope of IFRIC 12 – Service Concession Arrangements, must be classified as Contract Asset during the construction period and transferred to Intangible Assets after the conclusion of the works.

A Contract Asset is recognized at fair value, including the capitalization of labor, construction margin, interest, and other financial charges capitalized during the construction period of qualifying assets, where applicable, based on the weighted average rate of borrowings in effect on the capitalization date. A qualifying asset necessarily requires a substantial period, established by the Company as being higher than 12 months, to be ready for use, considering the completion period of the works, given that most of them take on average more than 12 months to be completed, which corresponds to one fiscal year of the Company.

The infrastructure construction values are recognized as revenue, at fair value, provided that they generate future economic benefits. The accounting policy to recognize construction revenue is described in Note 3.4 (b).

3.9	Property, plant and equipment

Property, plant and equipment comprise mainly administrative facilities not composing the assets subject to the concession agreements. Those assets are stated at acquisition or construction cost less depreciation and impairment losses, as applicable. Where applicable, interest, other finance charges, and inflationary effects resulting from financing effectively applied to construction in progress are recorded as the cost of the respective property, plant and equipment for the qualifying assets. A qualifying asset necessarily requires a substantial period, established by the Company as being higher than 12 months, to be ready for use, considering the completion period of the works, given that most of them take on average more than 12 months to be completed, which corresponds to one fiscal year of the Company.

Subsequent costs are included in the existing asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that the future economic benefit associated with the item will flow to the Company and the cost of the item can be reliably measured. Repairs and maintenance are charged to the income statement of the year, as incurred.

The depreciation of property, plant, and equipment begins when such an item becomes available for use, in its location, and under the necessary condition, when this asset becomes operational. Depreciation is calculated using the straight-line method and the average rates are presented in Note 17 (a). Land is not depreciated.

The useful lives of assets are revised and adjusted, where applicable, at the end of each year.

Gains and losses on disposals are determined by the difference between the sales value and residual book balance and are recognized in profit or loss, under other operating income (expenses).

3.10	Intangible assets

Intangible assets are those arising from concession contracts, and the main costs are transferred from the Contract Asset, as described in Note 3.8.

The amortization of an intangible assets begins when it becomes available for use, in its location and necessary condition when this asset becomes operational. The amortization reflects the period in which it is expected that the asset’s future economic benefits are consumed by the Company, which may be the final term of the concession or their useful life.

The amortization of intangible assets ends when the asset is fully consumed or written off, whatever occurs first.

Donations in assets, received from third parties and government entities to allow the Company to render water supply and sewage services are not recorded in the consolidated financial statements, since these assets are owned by the granting authority.

Financial resources received as donations for infrastructure construction are recorded under “Other operating income”.

For the concession agreement with URAE-1, established with the privatization of the Company in July 2024, the investments made and not amortized until the end of the concession are accounted for as a Financial Asset (Note 16).

(a)	Concession agreements/program contracts/service contracts

The Company operates concession agreements including the rendering of basic sanitation, environmental, water supply and sewage services signed with the granting authorities. The infrastructure used by SABESP related to service concession arrangements is considered to be controlled by the granting authority when:

(i)	The granting authority controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

(ii)	The granting authority controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

The rights over the infrastructure operated under the concession agreements are accounted for as an intangible asset as the Company has the right to charge for the use of the infrastructure assets, and the users (consumers) must pay for the services.

Intangible assets related to the concessions, are amortized on a straight-line basis over the contract period or useful life of the underlying asset, whichever occurs first.

The details referring to the amortization of intangible assets are described in Note 15 (e).

(b)	Financial asset of the concession (indemnifiable asset)

During the effectiveness of the concession agreements, SABESP makes continuous investments to ensure the quality and continuity of services, and may replace assets related to the concession until the expiration of the contract.

At the end of the concession, infrastructure assets are returned to the granting authority through compensation, when provided for in the agreement, calculated based on the fair value updated by the IPCA. SABESP recognizes as a financial asset the portion of investments in reversible assets that have not yet been amortized at the end of the agreement, recording its update as operational revenue, in line with the Company's business model.

(c)	Software license of use

Software licensing is capitalized based on acquisition costs and other implementation costs. Amortizations are recorded according to the useful life and the expenses associated with maintaining them are recognized in profit or loss when incurred.

3.11	Impairment of non-financial assets

Property, plant and equipment, intangible assets and other noncurrent assets with defined useful lives are reviewed for impairment on an annual basis, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company does not have assets with indefinite useful life and assessed that there are no indications of impairment losses, mainly supported by Law 14,026/2020, which ensures economic and financial sustainability to public sanitation services through tariffs or indemnity.

3.12	Trade payables and contractors

Trade payables and contractors are obligations to pay for goods or services acquired from suppliers in the ordinary course of business and are initially measured at fair value, which generally corresponds to the bill and subsequently at amortized cost, being classified as current liabilities, except when the maturity exceeds 12 months after the reporting date, being presented as noncurrent liabilities.

3.13	Borrowings and financing

Borrowings and financing are initially recognized at fair value, upon receipt of funds, net of transaction costs and stated at amortized cost. See Note 18. Borrowings and financing are classified as current liabilities unless the Company has an unconditional right to defer the settlement of the liability for at least 12 months after the reporting date.

The bonds issued by the Company are not convertible into shares and are recorded similarly to borrowings.

3.14	Borrowing costs

Borrowing costs consist of interest rates and other charges incurred by the Company and arise from borrowing and financing agreements, including exchange variation.

Costs attributable to the acquisition, construction, or production of an asset, which, necessarily, requires a substantial time to be ready for use or sale are capitalized as part of the cost of these assets. Other borrowing costs are recognized as expenses in the period they are incurred. The capitalization occurs during the construction period of the asset, considering the weighted average rate of borrowings effective on the capitalization date.

The Company analyses foreign currency-denominated borrowings or financing as if they were contracted in local currency, restricting the capitalization of interest and/or exchange variation by the amount that would be capitalized if they were contracted in the domestic market in similar lines of credit and loans.

3.15	Salaries, payroll charges and social contributions

Salaries, vacations, Christmas bonuses, profit sharing and additional payments negotiated in collective labor agreements plus related charges and contributions are recorded on an accrual basis.

The profit-sharing plan is based on operational and financial targets, and a provision is created when it is contractually required or when there is a past practice that created a constructive obligation, and is recorded as operating cost, selling and administrative expenses or capitalized in assets.

3.16	Provisions, legal obligations, escrow deposits and contingent assets

Provisions are recognized when: i) the Company has a present (legal or constructive) obligation resulting from a past event; ii) an outflow of resources that comprise economic benefits will probably be required to settle the obligation; and iii) the amount can be reliably estimated. Where there are several similar obligations, the likelihood that an outflow of resources will be required to settle an obligation is determined by considering the nature of these obligations as a whole.

Provisions are measured at the present value of the disbursements expected to be required to settle an obligation using a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. The increase in the obligation due to the passage of time is recognized as a financial expense.

For financial statement presentation purposes, the provision is stated net of escrow deposits, based on the legal offset right.

Escrow deposits not linked to the related obligations are recorded in noncurrent assets and adjusted by the indexes defined by the competent authorities.

The Company does not recognize contingent liabilities in the consolidated financial statements since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured.

Contingent assets are not recognized in the consolidated financial statements.

3.17	Environmental costs

Costs related to ongoing environmental programs are expensed in the income statement, when there is a taxable event. Ongoing programs are designed to minimize the environmental impact of the operations and to manage the environmental risks inherent to the Company's activities.

3.18	Current and deferred income tax and social contribution

Income tax expenses comprise current and deferred income tax and social contributions.

Current taxes

The provision for income tax and social contribution is calculated based on the taxable profit for the year and the rates effective at the end of the year. The income tax was defined at a rate of 15%, plus a 10% surtax on taxable income exceeding R$ 240. The social contribution was defined at a rate of 9% over the adjusted net income. Taxable income differs from net income (profit presented in the income statement), because it excludes income or expenses taxable or deductible in other years, and excludes items not permanently taxable or not deductible. The Company periodically evaluates the positions taken in the income tax return regarding situations in which the applicable tax regulations are subject to interpretation and establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.

Deferred taxes

Deferred taxes are fully recognized on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred taxes are not accounted for if they arise from the initial recognition of an asset or liability in a transaction that does not affect the tax basis, except in business combinations. Deferred taxes are determined using tax rates (and laws) effective at the end of the reporting period and are expected to be applied when the related income tax and social contribution are realized.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available for which temporary differences can be used and tax losses can be offset.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities are related to income taxes levied by the same tax authority over the tax entity.

3.19	Taxes on revenues

Current taxes

Revenues from sanitation services are subject to Pasep (Public Servant Fund) and Cofins (Contribution for Social Security Financing) rates of 1.65% and 7.60%, except for financial revenues that are calculated at the rates of 0.65% and 4.00%, respectively.

Pasep and Cofins taxes incident on billed amounts to public entities are due when the billes are received.

These taxes are calculated by the regime of noncumulative taxation and presented net of the corresponding credits, such as deductions from gross revenues. The lines “other operating income” and “financial revenues” are presented net of such taxes on the income statement.

In addition, revenues from sanitation services are also subject to the Regulatory, Control, and Oversight Fee (TRCF), whose taxable event is the performance of regulatory, control, and monitoring activities by ARSESP (regulatory authority), calculated at 0.50% of the annual revenue directly generated by the service provided less taxes levied on the service that works as a mechanism to transfer funds from Sabesp to the regulatory authority.

Deferred taxes

The deferred taxes related to PIS and COFINS are determined based on the rates (and laws) in effect on the date of preparation of the financial statements, and they are expected to apply when the respective taxes are realized. These taxes are recognized only to the extent that it is probable that a taxable base will exist for them to be paid or offset.

3.20	Pension plan obligations

(a) Defined	benefit

The Company makes contributions to defined benefit plans sponsored by it on a contractual basis. Regular contributions comprise the net administrative expenses and are recognized in the result of the period in which they are due.

Pension plan liabilities correspond to the present value of the obligation on the reporting date, less the fair value of the plan’s assets. The defined benefit obligations (G1 Plan), as well as the additional retirement and pension plan (G0), are calculated on an annual basis by independent actuaries, using the projected unit credit method. The estimated future cash outflows are discounted to their present value, using the interest rates of Government bonds with maturities that approximate those of the related liability.

Regarding actuarial gains and losses arising from adjustments based on the experience and changes in actuarial assumptions are directly recorded under equity, as other comprehensive income (OCI), so that the plan's net asset or liability is recognized in the statement of financial position to reflect the full amount of plan’s deficit or surplus.

In the event of curtailment or settlement of the plan, related to only some of the employees covered by the plan, or where only part of an obligation is settled, the gain or loss includes a proportional share of the past service cost and actuarial gains and losses. The proportional share is determined based on the present value of the obligations before and after the curtailment or settlement.

(b)	Defined contribution

The Company makes contributions to defined benefit plans sponsored by it on a contractual basis, which provides post-employment benefits to its employees, in which the Company makes equal contributions to employees, within the limits set by regulation. In this model, the benefits paid are directly related to the amount contributed, with no deficits to be covered by the Company.

3.21	Financial income (expenses)

Financial income is primarily comprised of interest and inflation adjustments resulting from financial investments, escrow deposits and negotiations with customers to pay by installments, calculated using the effective interest rate method.

Financial expenses refer to interest, inflation adjustments, and exchange variation mainly on borrowings and financing, provisions, public-private partnership and program contract commitments, and are calculated using the effective interest rate method.

Inflation adjustment gains and losses arise from the collection or payment to third parties, as contractually required by law or court decision, recognized on an accrual basis pro rata temporis. Inflation adjustments included in the agreements are not considered embedded derivatives, since they are deemed as inflation adjustment rates for the Company’s economic scenario.

3.22	Leases

Leases are recognized at the present value of the contractual obligations, presented in assets as Right of Use (Note 15 (f)) and in liabilities as Leases (Note 18 (b)), except for short-term contracts (12 months or less) and/or low value (below US$ 5 thousand – R$ 24 thousand), which are recorded as expenses when incurred.

3.23	Other current and noncurrent assets and liabilities

Other assets are recorded at acquisition cost, net of any impairment loss, where applicable. Other liabilities are recorded at known or estimated amounts, including, where applicable, related financial charges.

3.24	Dividends and interest on capital

The Company uses the tax benefit of distributing dividends as interest on capital, as permitted by law and based on the Bylaws. Interests are accounted for under Law 9,249/1995 for tax-deductibility purposes, limited to the daily pro rata variation of the long-term interest rate (TJLP). The dividend attributed to shareholders is recognized in current liability against Equity. Any amount over the minimum mandatory is recognized when approved by shareholders in the General Meeting, except for taxes incurring in the distribution of interest on capital. The tax benefit of interest on capital is accrued in the profit/loss of the year, under the same recognition basis of expenses.

3.25	Present value adjustment

Current and noncurrent financial assets and liabilities arising from long- or short-term transactions are adjusted to present value based on market discount rates as of the transaction date, when the effects are significant.

3.26	Segment information

Operating segments are determined in a manner consistent with the internal reporting to the Company’s chief operating decision maker (“CODM”), which, in the case of SABESP, is comprised of the Board of Directors and the Board of Executive Officers, to make strategic decisions, allocate resources and evaluate performance.

The Company determined that it has one operating segment which is sanitation services.

The accounting policies used to determine segment information are the same as those used to prepare the Company’s consolidated financial statements.

The measurement of the result per segment is the profit from operations before other net operating expenses and equity accounting, which excludes construction costs and revenue.

The CODM analyzes asset and liability information on a consolidated basis. Consequently, the Company does not disclose segregated information on assets and liabilities.

Substantially all noncurrent assets and revenue generated from customers are located in the São Paulo State. Consequently, financial information is not disclosed by geographic area.

3.27	Foreign currency translation

(a)	Functional and reporting currency

Items included in the consolidated financial statements are measured using the currency of the main economic environment in which the company operates ("the functional currency"). The consolidated financial statements are presented in Brazilian reais (R$), which is also the Company's functional currency. All financial information has been presented in Brazilian reais and rounded to the next thousand, except where otherwise indicated.

(b)	Foreign currency translation

Foreign currency-denominated transactions are translated into Brazilian reais using the exchange rates prevailing on the transaction dates. Statements of financial position balances are translated by the exchange rate prevailing on the reporting date.

Exchange gains and losses resulting from the settlement of these transactions and the translation of foreign currency-denominated monetary assets and liabilities are recognized in the income statement, except for borrowings and financing referring to property, plant and equipment or intangible assets in progress, where exchange losses are recognized as corresponding entry to the asset while construction is in progress, as described in Note 3.14.